Vanguard® Long-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (0.1%)
	Auburn University College & University Revenue	4.000%	6/1/2041	10	9
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	25	21
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	20	18
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	10	10
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	25	25
					83
Arizona (0.9%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2050	50	50
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	10	8
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	10	10
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	60	56
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	35	33
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	10	9
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2049	10	9
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	30	34
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	50	52
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	55	56
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	100	101
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	65	67
					505
Arkansas (0.1%)
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	45	30
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	10	7
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	20	17
	Springdale School District No. 50 GO	3.000%	6/1/2047	30	22
					76
California (13.1%)
	Anaheim Union High School District GO	4.625%	8/1/2052	20	19
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	50	53
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	50	44
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	35	24
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	60	37
	Burbank Unified School District GO	5.000%	8/1/2054	30	31
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	25	27
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	50	53
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	25	25
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	50	52
	California GO	5.000%	9/1/2035	25	28
	California GO	4.000%	3/1/2036	55	56
	California GO	5.000%	8/1/2036	95	106
	California GO	4.000%	10/1/2036	10	10
	California GO	2.000%	11/1/2036	20	16
	California GO	4.000%	11/1/2036	25	25
	California GO	4.000%	9/1/2037	50	49
	California GO	5.000%	9/1/2037	50	55
	California GO	4.000%	11/1/2037	25	25
	California GO	5.000%	8/1/2039	15	16
	California GO	5.000%	10/1/2042	25	26
	California GO	4.000%	9/1/2043	105	99
	California GO	4.000%	10/1/2044	50	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.250%	10/1/2045	25	26
	California GO	4.000%	8/1/2046	50	45
	California GO	2.375%	10/1/2046	25	16
	California GO	4.000%	9/1/2047	20	18
	California GO	3.625%	10/1/2047	25	20
	California GO	5.000%	11/1/2047	20	20
	California GO	5.000%	3/1/2049	25	26
	California GO	4.000%	4/1/2049	50	44
	California GO	3.000%	12/1/2049	15	11
	California GO	2.500%	3/1/2050	5	3
	California GO	5.250%	10/1/2050	35	36
	California GO	3.000%	4/1/2052	25	18
	California GO	4.000%	9/1/2052	10	9
	California GO	5.000%	9/1/2052	20	20
	California GO	5.000%	3/1/2055	50	51
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	60	60
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	100	101
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	30	28
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	25	25
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	40	40
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	50	50
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	40	36
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	25	22
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	100	27
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	65	70
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	90	94
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	40	41
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	25	25
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	25	28
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	60	67
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	50	55
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	205	221
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	150	153
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	50	44
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	25	27
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	50	44
	California State University College & University Revenue	5.000%	11/1/2036	25	25
	California State University College & University Revenue	5.500%	11/1/2045	5	5
	California State University College & University Revenue	5.500%	11/1/2046	55	59
	California State University College & University Revenue	5.250%	11/1/2048	75	78
	California State University College & University Revenue	5.500%	11/1/2049	5	5
	California State University College & University Revenue	5.250%	11/1/2053	15	15
	California State University College & University Revenue	5.500%	11/1/2055	50	53
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	35	35
	Chino Valley Unified School District GO	5.000%	8/1/2055	15	15
	Clovis Unified School District GO	4.000%	8/1/2048	20	17
	Coast Community College District GO	0.000%	8/1/2041	10	5
	Desert Community College District GO	4.000%	8/1/2051	25	22
	Escondido Union High School District GO	0.000%	8/1/2051	40	11
[2]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	50	45
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	25	23
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	25	21
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	25	21
[1]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	25	25
	Glendale CA Community College District GO	4.000%	8/1/2050	5	4
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	25	22
[1]	Hayward Unified School District GO	4.000%	8/1/2043	40	36
[2]	Hayward Unified School District GO	4.000%	8/1/2050	25	22
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	25	25
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	50	44
[1]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	15	13
	Long Beach Unified School District GO	4.000%	8/1/2053	25	22
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	65	71
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	45	46
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	95	100
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	50	45
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	15	13
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	100	102
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	85	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	15	15
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	45	45
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	45	45
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10	10
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	50	44
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	20	14
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	35	34
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	40	36
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	85	91
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	100	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	30	30
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	40	40
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	80	79
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	40	40
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	75	78
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	85	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	60	60
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2048	25	26
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2049	40	41
	Mount San Antonio Community College District GO	2.250%	8/1/2046	15	9
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5	4
	Mount San Antonio Community College District GO	4.000%	8/1/2049	10	9
[2]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	30	17
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	100	101
	Peralta Community College District GO	5.500%	8/1/2052	50	52
[2]	Perris CA Union High School District GO	4.000%	9/1/2048	60	53
[1]	Rialto CA Special Tax Revenue	4.000%	9/1/2058	25	21
[2]	Rialto Unified School District GO	0.000%	8/1/2036	30	18
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	25	10
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	115	119
	Riverside Community College District GO	4.000%	8/1/2054	25	21
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	5	4
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	40	27
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	100	103
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	15	15
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	25	26
	Riverside Unified School District GO	4.000%	8/1/2042	100	91
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	15	13
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	5	5
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	25	25
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	90	91
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	15	15
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	15	15
	San Diego CA Unified School District GO	0.000%	7/1/2038	60	36
	San Diego CA Unified School District GO	0.000%	7/1/2042	25	12
	San Diego CA Unified School District GO	0.000%	7/1/2045	50	19
	San Diego CA Unified School District GO	2.000%	7/1/2045	40	24
	San Diego CA Unified School District GO	4.000%	7/1/2045	20	18
	San Diego CA Unified School District GO	4.000%	7/1/2047	50	44
	San Diego CA Unified School District GO	3.000%	7/1/2050	50	35
	San Diego CA Unified School District GO	4.000%	7/1/2050	25	22
	San Diego CA Unified School District GO	4.000%	7/1/2053	50	43
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2040	25	25
	San Diego Community College District GO	5.000%	8/1/2044	50	53
	San Diego Community College District GO	5.000%	8/1/2045	25	26
	San Diego County CA COP	5.000%	10/1/2053	40	41
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	35	35
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	30	31
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	20	17
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	25	21
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	15	15
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	35	36
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	65	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	50	51
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	15	15
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	15	15
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	45	45
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	50	52
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	15	14
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	50	42
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	15	15
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	50	51
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	110	113
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	25	27
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	50	54
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	45	45
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	35	36
	Southwestern Community College District GO	4.000%	8/1/2047	25	22
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2041	50	22
	University of California College & University Revenue	5.000%	5/15/2037	160	174
	University of California College & University Revenue	4.000%	5/15/2040	5	5
	University of California College & University Revenue	5.000%	5/15/2040	15	16
	University of California College & University Revenue	5.000%	5/15/2042	30	31
	University of California College & University Revenue	5.000%	5/15/2042	80	84
	University of California College & University Revenue	5.000%	5/15/2052	25	25
	University of California College & University Revenue	5.000%	5/15/2053	25	25
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	10	10
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	75	76
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	100	100
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	5	4
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	50	50
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	30	30
	Upland Unified School District GO	0.000%	8/1/2050	40	12
	Ventura Unified School District GO	5.250%	8/1/2055	50	52
[1]	West Contra Costa Unified School District GO	5.000%	8/1/2054	25	25
					7,732
Colorado (1.2%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	25	25
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	25	26
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	90	96
	Aurora CO Water Revenue	2.250%	8/1/2051	15	8
[2]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	15	15
[2]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	30	31
	Colorado COP	3.000%	12/15/2036	70	62
	Colorado COP	4.000%	12/15/2039	10	9
	Colorado COP	5.000%	11/1/2053	35	35
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	10	9
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	26
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	5	5
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	75	76
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	10	9
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	5	3
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	15	7
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2045	20	19
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	4.000%	12/1/2046	60	52
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	25	23
	Pueblo County CO COP (Jail Project)	4.625%	7/1/2052	30	27
	University of Colorado College & University Revenue	4.000%	6/1/2043	90	82
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	40	41
					686
Connecticut (0.4%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	2/1/2038	90	90
	Connecticut GO	4.000%	3/15/2036	55	54
	Connecticut GO	3.000%	1/15/2039	10	8
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	20	22
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	35	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	15	14
					227
District of Columbia (2.6%)
	District of Columbia College & University Revenue	5.000%	4/1/2036	100	101
	District of Columbia GO	5.000%	1/1/2041	85	88
	District of Columbia GO	5.000%	6/1/2043	45	45
	District of Columbia GO	5.000%	8/1/2043	60	62
	District of Columbia GO	5.000%	8/1/2044	10	10
	District of Columbia GO	5.250%	1/1/2048	25	26
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	25	27
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	75	79
	District of Columbia Income Tax Revenue	5.000%	6/1/2039	20	22
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	35	37
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	10	9
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	67
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	15	13
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	25	25
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	10	10
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	40	45
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	25	25
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	20	20
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	70	73
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2049	35	35
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	25	25
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	185	103
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	25	22
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	35	34
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	65	54
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	10	7
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	30	25
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	15	9
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	30	25
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	30	31
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	50	49
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	40	40
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	50	52
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	50	51
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	25	25
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2056	50	44
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	25	25
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	35	35
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	85	85
					1,560
Florida (4.6%)
	Broward County FL School District COP	5.000%	7/1/2036	50	54
	Broward County FL School District GO	5.000%	7/1/2047	15	15
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	25	22
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	45	44
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	100	98
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	85	85
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	130	132
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	15	15
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2047	15	15
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2048	50	44
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2049	75	54
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2051	25	17
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	60	51
	Florida GO	4.125%	7/1/2053	15	13
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	20	13
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	50	41
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	30	32
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2053	10	11
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	25	22
	Fort Myers FL Utility System Water Revenue	5.250%	10/1/2053	105	108
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	15	13
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	25	26
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	20	21
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	25	26
	Lee County School Board COP	4.000%	8/1/2046	40	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	25	26
	Miami Beach FL GO	4.000%	5/1/2044	50	45
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	40	40
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	20	20
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	25	22
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	50	40
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	125	125
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	40	41
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	15	15
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/2051	25	25
[2]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	150	44
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	30	29
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	25	24
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	20	20
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2049	25	25
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2051	60	61
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	15	15
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	50	49
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	50	43
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	60	49
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	5	4
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2049	35	24
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	35	29
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2051	30	20
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	15	15
	Miami-Dade County School Board GO	5.000%	3/15/2046	25	25
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	20	17
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	25	17
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	75	81
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	105	113
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	55	33
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10	10
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	30	29
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	15	12
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	25	25
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	50	50
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	75	80
	Tampa Bay Water Revenue	5.250%	10/1/2054	15	15
	Tampa FL College & University Revenue	4.000%	4/1/2050	40	33
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	50	17
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2049	15	4
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	100	100
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	15	15
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/2057	80	82
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	60	60
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	50	50
					2,750
Georgia (1.0%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2049	50	51
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	55	55
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	15	10
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	25	25
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2062	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	25	24
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	20	20
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	35	34
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	10	10
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	60	62
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	45	40
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	40	24
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	50	43
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	50	51
	Gwinnett County School District GO	4.000%	2/1/2037	35	35
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	40	35
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	25	25
	Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/2038	25	24
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2039	10	10
					588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	25	25
	Hawaii GO	4.000%	5/1/2036	45	45
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	15	15
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	50	46
					131
Idaho (0.2%)
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	25	25
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	65	66
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	45	46
					137
Illinois (6.3%)
	Chicago IL GO	5.000%	1/1/2039	70	70
	Chicago IL GO	5.000%	1/1/2040	25	25
	Chicago IL GO	5.500%	1/1/2041	10	10
	Chicago IL GO	5.500%	1/1/2049	50	48
	Chicago IL GO	6.000%	1/1/2050	35	36
[2]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	25	21
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	5	5
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	25	25
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	20	20
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	25	26
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	10	9
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	40	40
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	45	38
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	15	15
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	45	46
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	40	36
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	35	35
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	60	60
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	65	63
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	75	72
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	45	40
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	25	27
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	20	19
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	90	94
	Illinois GO	5.000%	10/1/2036	85	90
	Illinois GO	4.000%	11/1/2036	25	24
	Illinois GO	4.000%	7/1/2037	20	19
	Illinois GO	4.000%	3/1/2038	30	28
	Illinois GO	5.000%	10/1/2038	20	21
	Illinois GO	4.000%	3/1/2039	125	114
	Illinois GO	5.250%	5/1/2039	50	52
	Illinois GO	5.000%	12/1/2039	30	31
	Illinois GO	4.000%	3/1/2040	50	45
	Illinois GO	4.000%	10/1/2040	50	44
	Illinois GO	4.000%	10/1/2040	30	27
	Illinois GO	5.000%	5/1/2041	50	51
	Illinois GO	5.250%	5/1/2043	20	20
	Illinois GO	5.000%	12/1/2045	25	25
	Illinois GO	5.000%	3/1/2046	40	39
	Illinois GO	5.500%	5/1/2047	25	25
	Illinois GO	5.000%	12/1/2048	75	73
	Illinois Sales Tax Revenue	5.000%	6/15/2037	10	11
	Illinois Sales Tax Revenue	5.000%	6/15/2038	65	69
	Illinois Sales Tax Revenue	5.000%	6/15/2039	90	94
	Illinois Sales Tax Revenue	5.000%	6/15/2042	30	30
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	80	85
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	35	35
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	65	60
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	10	10
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	25	22
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	85	85
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	100	100
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	30	31
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	65	57
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	65	65
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	55	55
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	50	44
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2047	110	34
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2052	35	8
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	25	24
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	20	4
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	25	5
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	35	33
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	25	20
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	10	10
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	40	17
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	25	6
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	75	80
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	95	100
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	70	73
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	45	44
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	50	52
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	50	55
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	75	81
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	25	24
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	10	9
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	50	42
[2]	University of Illinois College & University Revenue	4.000%	4/1/2043	5	4
					3,738
Indiana (0.4%)
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	25	23
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	100	101
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	20	20
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	25	22
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	35	29
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/2049	25	25
					220
Kansas (0.1%)
[2]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	35	29
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	50	46
					75
Kentucky (0.9%)
	Commonwealth of Kentucky COP	4.000%	4/15/2048	75	65
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	60	55
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	40	42
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	70	73
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	75	82
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	30	30
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	130	105
[2]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	85	62
	University of Kentucky College & University Revenue	4.125%	10/1/2054	10	8
					522
Louisiana (0.2%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	10	9
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2037	30	30
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	20	16
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	50	51
					106
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	15	15
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	50	44
					59
Maryland (0.9%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	150	150
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2049	55	47

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	10	10
Maryland GO	4.000%	8/1/2036	5	5
Maryland GO	5.000%	6/1/2037	50	55
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2049	10	9
Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	45	29
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	30	25
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	125	126
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2040	25	27
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	60	51
				534
Massachusetts (4.5%)
Commonwealth of Massachusetts GO	3.000%	11/1/2035	25	23
Commonwealth of Massachusetts GO	5.000%	1/1/2036	25	28
Commonwealth of Massachusetts GO	5.000%	5/1/2036	25	28
Commonwealth of Massachusetts GO	5.000%	1/1/2037	35	38
Commonwealth of Massachusetts GO	5.000%	4/1/2037	25	26
Commonwealth of Massachusetts GO	5.000%	11/1/2037	50	54
Commonwealth of Massachusetts GO	5.000%	3/1/2040	45	48
Commonwealth of Massachusetts GO	5.000%	5/1/2040	10	10
Commonwealth of Massachusetts GO	3.250%	9/1/2040	25	22
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10	8
Commonwealth of Massachusetts GO	4.000%	2/1/2041	65	61
Commonwealth of Massachusetts GO	4.000%	9/1/2042	50	46
Commonwealth of Massachusetts GO	4.000%	2/1/2043	25	23
Commonwealth of Massachusetts GO	5.000%	11/1/2043	70	71
Commonwealth of Massachusetts GO	5.000%	12/1/2043	100	104
Commonwealth of Massachusetts GO	4.000%	9/1/2044	85	76
Commonwealth of Massachusetts GO	4.000%	12/1/2044	50	45
Commonwealth of Massachusetts GO	5.000%	7/1/2045	5	5
Commonwealth of Massachusetts GO	4.000%	4/1/2046	15	13
Commonwealth of Massachusetts GO	2.375%	9/1/2046	15	9
Commonwealth of Massachusetts GO	3.000%	9/1/2046	25	18
Commonwealth of Massachusetts GO	5.000%	10/1/2046	20	20
Commonwealth of Massachusetts GO	3.000%	4/1/2047	45	32
Commonwealth of Massachusetts GO	2.375%	9/1/2047	20	12
Commonwealth of Massachusetts GO	5.000%	12/1/2048	25	25
Commonwealth of Massachusetts GO	5.000%	1/1/2049	25	25
Commonwealth of Massachusetts GO	5.000%	6/1/2049	100	102
Commonwealth of Massachusetts GO	2.750%	3/1/2050	70	45
Commonwealth of Massachusetts GO	5.000%	4/1/2050	25	25
Commonwealth of Massachusetts GO	5.000%	10/1/2050	35	35
Commonwealth of Massachusetts GO	5.000%	8/1/2051	25	25
Commonwealth of Massachusetts GO	5.250%	10/1/2052	10	10
Commonwealth of Massachusetts GO	5.000%	11/1/2052	95	96
Commonwealth of Massachusetts GO	5.000%	5/1/2053	15	15
Commonwealth of Massachusetts GO	5.000%	1/1/2054	130	131
Commonwealth of Massachusetts GO	5.000%	5/1/2054	15	15
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	75	67
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	100	100
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	25	22
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	45	45
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	30	30
Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15	15
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	35	38
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	25	26
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	50	51
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	15	16
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	30	26
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	55	57
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	15	16
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	25	26
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	35	37
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	70	73
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	85	79
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	35	32
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	26
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5	4
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	25	25
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	40	41
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	10	10
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	25	28
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	30	30
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	30	30
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	55	50
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	25	25
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	25	25
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	55	38
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	50	50
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	25	24
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	25	25
					2,662
Michigan (1.6%)
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	25	26
[5]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	65	66
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	50	50
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	20	20
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	60	61
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	10	8
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	35	30
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	45	34
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	40	40
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2052	10	8
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	20	18
	Michigan State University College & University Revenue	4.000%	2/15/2044	25	22
	Michigan State University College & University Revenue	5.250%	8/15/2054	45	46
	Michigan State University College & University Revenue	5.000%	2/15/2055	50	50
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	65	62
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	50	47
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	45	40
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	50	44
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	10	10
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	75	79
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	45	47
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	25	25
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	15	15
[5]	Troy MI School District GO	5.000%	5/1/2047	25	25
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2040	25	25
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2045	50	49
	Wayne State University College & University Revenue	4.000%	11/15/2048	25	21
					973
Minnesota (0.2%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	25	25
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/2054	25	21
	Minnesota GO	4.000%	9/1/2038	55	55
	Minnesota Higher Education Facilities Authority College & University Revenue	4.125%	10/1/2053	10	8
					109
Missouri (0.2%)
	Jackson County MO Appropriations Revenue	4.250%	12/1/2053	25	22
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	55	49
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/2052	50	51
					122
Nebraska (0.5%)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	40	40
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	25	26
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	50	52
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	100	100
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	55	45
					263
Nevada (0.5%)
	Clark County Water Reclamation District GO	5.000%	7/1/2049	45	46
	Clark County Water Reclamation District GO	5.000%	7/1/2053	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henderson NV GO	4.000%	6/1/2050	25	21
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	50	42
	Las Vegas Valley Water District GO	5.000%	6/1/2039	50	54
	Las Vegas Valley Water District GO	5.000%	6/1/2041	80	80
	Las Vegas Valley Water District GO	5.250%	6/1/2050	5	5
	Las Vegas Valley Water District GO	5.250%	6/1/2055	5	5
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	35	35
					293
New Hampshire (0.0%)
[2]	Manchester NH Sewer Revenue	5.250%	6/1/2054	15	15
New Jersey (2.1%)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	70	61
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	30	30
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	10	10
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2036	55	61
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	40	27
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	15	17
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	45	26
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	25	24
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	55	30
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	55	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	20	19
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	75	79
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	35	36
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	25	17
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	15	13
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	70	71
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	9
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	50	47
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	15	14
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	10	9
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	50	43
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	25	20
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	55	46
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	40	34
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	60	63
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	50	47
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	25	22
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	25	26
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	40	41
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	40	40
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	40	41
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	35	18
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	90	92
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	25	25
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	15	13
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	25	26
					1,250
New York (26.8%)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	15	14
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	35	37
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	10	10
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	50	51
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	25	26
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	25	24
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	50	47
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	10	9
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	80	70
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	40	35
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	50	43
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	50	43
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	21
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	10	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	30	26
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	50	50
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	15	15
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	10	10
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	15	15
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	25	22
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	10	9
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	35	31
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	30	27
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	25	22
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	55	34
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	75	75
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	60	54
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	50	50
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	50	50
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	30	31
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	30	30
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	5	4
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	50	42
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	45	46
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	25	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	15	14
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	25	23
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	10	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	60	62
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	90	80
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	60	61
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	25	22
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	35	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	25	22
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	10	8
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	25	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	5	4
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	50	48
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	25	16
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	25	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	15	13
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	25	24
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	45	37
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	25	24
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	25	24
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	75	75
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	55	53
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	80	79
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	50	50
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	30	26
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	10	10
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	15	15
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	85	84
	Nassau County NY GO	5.000%	4/1/2049	50	51
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	50	43
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	45	36
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	20	18
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	45	31
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	25	17
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	100	114
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	20	18
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	75	73
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	55	56
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	47
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	15	13
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	45	46
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	45	42
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	50	46
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	60	62

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	100	87
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	30	23
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	40	36
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	60	61
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	15	15
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	50	45
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	25	25
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	75	77
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	10	8
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	25
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	25
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	25
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	20	17
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	25	21
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	25	25
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	20	14
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	25	22
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	40	35
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	60	60
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	40	35
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	50	50
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	30	31
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	50	50
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	51
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	51
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	50	51
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	65	68
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	45	44
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	110	96
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	80	79
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	20	20
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	55	51
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	100	100
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	70	70
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	100	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	115	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	95	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	70	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	50	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	30	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	60	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	45	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	40	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	30	31

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	25	18
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	80	70
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	125	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	50	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	40	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	35	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	25	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	45	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	40	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	15	15
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	70	79
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	40	45
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	50	54
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	65	69
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2040	75	79
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	50	52
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	100	103
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2044	40	41
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	110	113
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	40	41
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2045	40	41
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	25	25
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	75	76
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	20	20
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2048	25	25
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	25	26
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2049	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2049	100	101
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2049	125	129
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2050	40	41
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2051	80	82
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2052	20	20
New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/2053	35	36
New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/2053	30	27
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2053	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2055	50	51
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	95	95
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	45	39
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	25	5
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	50	35
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	60	47
New York NY GO	5.000%	12/1/2035	75	76
New York NY GO	5.000%	4/1/2036	15	15
New York NY GO	5.000%	8/1/2036	35	38
New York NY GO	5.000%	8/1/2036	40	43
New York NY GO	4.000%	8/1/2037	25	25
New York NY GO	5.000%	12/1/2037	30	31
New York NY GO	5.000%	12/1/2037	20	20
New York NY GO	4.000%	3/1/2038	50	49
New York NY GO	5.000%	8/1/2038	25	26
New York NY GO	5.000%	10/1/2038	25	25
New York NY GO	5.000%	2/1/2039	50	53
New York NY GO	5.000%	4/1/2039	50	51
New York NY GO	5.000%	10/1/2039	35	36
New York NY GO	5.000%	12/1/2039	75	77
New York NY GO	5.000%	4/1/2040	60	61
New York NY GO	4.000%	3/1/2042	40	36
New York NY GO	4.000%	8/1/2042	25	23
New York NY GO	3.250%	10/1/2042	15	12
New York NY GO	5.000%	4/1/2043	145	146
New York NY GO	5.000%	8/1/2043	50	51
New York NY GO	5.000%	9/1/2043	25	26
New York NY GO	5.000%	10/1/2043	25	25
New York NY GO	5.000%	3/1/2044	40	41
New York NY GO	5.000%	9/1/2044	25	26
New York NY GO	3.000%	10/1/2044	15	11
New York NY GO	5.250%	2/1/2045	140	145
New York NY GO	3.000%	3/1/2045	45	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	3/1/2045	40	41
	New York NY GO	4.000%	3/1/2047	15	13
	New York NY GO	5.250%	2/1/2048	100	102
	New York NY GO	4.000%	8/1/2050	60	51
	New York NY GO	5.250%	9/1/2050	40	41
	New York NY GO	3.000%	3/1/2051	30	20
	New York NY GO	5.000%	8/1/2051	100	100
	New York NY GO	4.000%	9/1/2052	35	30
	New York NY GO	5.250%	3/1/2053	50	51
	New York NY GO	4.125%	8/1/2053	40	34
	New York NY GO	5.250%	4/1/2054	40	41
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	30	26
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	25	21
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2054	5	4
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	40	33
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	15	12
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	55	48
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	25	21
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	35	35
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	20	18
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	50	50
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	50	40
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	25	22
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	60	61
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	50	43
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	90	95
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	45	47
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	35	37
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	100	99
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	40	40
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	15	14
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	50	52
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	15	12
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	75	79
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	30	26
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	45	43
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	55	57
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	45	47
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	70	75
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	120	121
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	20	20
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	65	70
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	75	76
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	14
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	25	20
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	50	44
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	100	86
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	40	35
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	40	40
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	50	43
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	25	21
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	20	14
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	40	28
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	25	25
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	40	30
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	50	50
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	45	46
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	35	29
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	70	70
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	40	42
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	65	69
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	40	36
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	60	52
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	20	22
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	35	38
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	40	40
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	50
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	45	47
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	75	76
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15	15
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	25	22
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	25	25
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	15	15
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	15	15
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	55	46
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	15	15
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	15	15
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	50	50
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	40	40
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	5	5
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	65	71
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	50	45
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	10	9
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	15	13
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	25	18
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	55	55
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	30	21
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	25	21
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	35	24
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	40	26
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	25	20
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	100	89
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	60	52
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20	20
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	25	25
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	15	14
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	25	22
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	25	22
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	50	44
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	40	34
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	65	66
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	50	50
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	50	49
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	50	50
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	25	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	25	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	130	130
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	10	8
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	50	52
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	25	26
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	20	19
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	25	26
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	50	50
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	20	20
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	115	115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	45	45
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	25	26
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	35	30
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	30	25
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	50	50
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	40	33
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	15	15
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	60	65
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	80	81
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	50	51
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	70	71
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	75	65
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	20	18
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	25	25
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	25	25
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	10	6
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	25	21
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	25	21
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	25	25
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	50	50
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	20	21
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	45	46
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	50	42
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	50	51
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	25	25
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	50	52
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	35	35
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	60	50
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10	9
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	77
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	76
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	40	33
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	60	61
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	15	13
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	10	10
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	65	65
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	20	21
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	50	53
					15,901
North Carolina (0.6%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	40	36
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	10	9
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	20	21
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2052	50	44
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	50	51
	Guilford County NC GO	4.000%	3/1/2043	35	33
	North Carolina GO	2.125%	6/1/2036	45	37
[2]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2050	60	17
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	45	44
[2]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	25	6
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/2053	30	26
					324
Ohio (1.2%)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	70	70
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	45	45
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	25	25
[1]	Berea City School District GO	4.000%	12/1/2053	10	8
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	5	5
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	40	39
	North Ridgeville City School District GO	4.500%	12/1/2061	10	9
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	25	21
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	5	5
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	45	47
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	85	52
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	80	40
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	45	20
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	65	27
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/2046	25	25
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	85	96
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	50	55
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	25	26
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	65	65
[2]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	4.375%	12/1/2058	15	13
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	35	35
					728
Oklahoma (0.4%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	60	62
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	50	51
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	25	22
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2047	10	10
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	10	11
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/2051	50	50
					215
Oregon (0.5%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	120	73
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	105	26
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2036	50	55
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	100	106
	University of Oregon College & University Revenue	5.000%	4/1/2050	30	30
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	50	23
					313
Pennsylvania (3.6%)
	Allegheny County PA GO	5.000%	12/1/2054	25	25
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	15	13
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	85	75
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	50	44
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	25	19
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	35	35
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	20	14
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	20	14
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	70	65
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	70	63
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	75	76
[2]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	7/1/2053	15	3
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	25	24
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	105	77
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	40	43
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	90	89
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	30	32
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	115	116
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	100	91
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	35	35
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	35	35
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	25	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	70	71
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	45	37
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	10	7
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	35	24
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	25	21
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	25	25
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	35	36
[3]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/2037	15	14
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	25	25
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	50	50
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	75	74
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	25	21
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	50	49
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	15	15
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	90	90
	Philadelphia PA GO	5.250%	8/1/2045	50	52
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	75	75
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	125	124
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	50	50
[2]	Philadelphia School District GO	4.000%	9/1/2043	15	14
[2]	Philadelphia School District GO	3.000%	9/1/2044	20	15
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	20	20
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	15	15
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2038	25	25
					2,158
Rhode Island (0.2%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2053	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	100	101
					125
South Carolina (0.6%)
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	40	37
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	25	22
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	15	12
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	5	4
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	50	50
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	25	25
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	20	20
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	55	56
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	70	71
	Spartanburg County SC School District No. 4 GO	5.250%	3/1/2052	30	31
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	50	42
					370
Tennessee (0.9%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	70	71
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	5	5
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	4.000%	10/1/2054	15	13
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2054	25	25
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	15	14
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2048	25	26
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	100	101
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	25	25
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	25	26
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	35	37
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	75	78
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	50	54
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	55	57
					532
Texas (14.6%)
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	20	18
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	20	14
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	25	17
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	55	46
[6]	Austin Independent School District GO	5.000%	8/1/2038	40	43
[6]	Austin Independent School District GO	5.000%	8/1/2040	90	94
[6]	Austin Independent School District GO	5.000%	8/1/2041	50	52
	Austin Independent School District GO	4.000%	8/1/2048	40	35
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	60	60
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	15	15
[6]	Azle Independent School District GO	4.000%	2/15/2049	50	42
[6]	Barbers Hill Independent School District GO	4.000%	2/15/2049	55	47
[6]	Barbers Hill Independent School District GO	4.250%	2/15/2054	15	13
[6]	Bastrop Independent School District GO	5.000%	2/15/2048	25	25
[6]	Belton Independent School District GO	4.000%	2/15/2047	5	4
[6]	Belton Independent School District GO	4.000%	2/15/2052	50	42
[6]	Birdville Independent School District GO	5.000%	2/15/2048	75	76
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	50	55
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	100	107
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	25	26
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	80	83
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	15	12
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	30	18
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2054	15	13
[6]	Canutillo TX Independent School District GO	4.000%	2/15/2049	40	34
[6]	Canutillo TX Independent School District GO	5.250%	2/15/2060	5	5
[6]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2048	25	25
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	20	17
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	75	75
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	100	85
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	55	47
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	20	18
[6]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2052	30	26
[6]	Conroe Independent School District GO	5.000%	2/15/2039	25	27
[6]	Conroe Independent School District GO	5.000%	2/15/2039	100	107
[6]	Conroe Independent School District GO	5.000%	2/15/2040	10	11
[6]	Conroe Independent School District GO	5.000%	2/15/2041	75	79
[6]	Conroe Independent School District GO	5.000%	2/15/2049	80	81
[6]	Conroe Independent School District GO	4.000%	2/15/2050	50	42
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	50	44
[6]	Crowley Independent School District GO	4.250%	2/1/2053	55	49
[6]	Crowley Independent School District GO	4.250%	2/1/2054	55	48
[6]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	40	31
[6]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	30	27
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	50	50
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	50	45
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2046	20	18
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2047	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	30	26
[6]	Dallas Independent School District GO	5.000%	2/15/2048	70	71
[6]	Dallas Independent School District GO	5.000%	2/15/2049	10	10
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2047	75	76
[6]	Denton Independent School District GO	2.000%	8/15/2048	75	41
[6]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	15	13
	Ector County TX GO	5.000%	2/15/2050	25	25
[6]	El Paso Independent School District GO	4.000%	8/15/2048	35	30
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	10	10
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	25	26
[6]	Forney Independent School District GO	2.000%	2/15/2051	25	13
[2]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2050	30	31
[6]	Fort Bend Independent School District GO	4.000%	8/15/2049	55	47
[6]	Fort Worth Independent School District GO	4.000%	2/15/2048	30	26
[6]	Fort Worth Independent School District GO	5.000%	2/15/2049	10	10
[6]	Garland Independent School District GO	5.000%	2/15/2036	75	82
[6]	Garland Independent School District GO	5.000%	2/15/2037	75	81
[6]	Garland Independent School District GO	5.000%	2/15/2038	40	43
[6]	Garland Independent School District GO	5.000%	2/15/2048	50	50
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	15	13
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	30	31
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	50	51
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	25	25
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	55	48
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	115	98
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	50	33
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2053	5	4
[2]	Greenville TX Waterworks & Sewer System Water Revenue	4.375%	2/15/2054	30	26
[6]	Greenwood Independent School District GO	5.000%	2/15/2049	15	15
	Harris County Flood Control District GO	4.250%	10/1/2047	25	22
	Harris County TX GO	5.000%	9/15/2054	20	20
	Harris County TX GO	5.000%	9/15/2054	85	86
	Harris County TX Highway Revenue	5.000%	8/15/2041	100	100
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	10	9
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	10	10
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	40	34
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	15	16
[6]	Hays Consolidated Independent School District GO	4.000%	2/15/2047	70	62
[6]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	100	100
	Hays County TX GO	4.000%	2/15/2042	30	27
	Hidalgo County TX GO	4.000%	8/15/2043	45	41
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	25	25
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	20	14
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2047	20	17
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	50	42
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	30	25
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	50	51
	Houston TX GO	4.125%	3/1/2051	75	64
[6]	Humble Independent School District GO	4.125%	2/15/2049	35	31
[6]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	25	21
[1]	Hutto TX GO	4.125%	8/1/2049	20	18
[1]	Hutto TX GO	4.250%	8/1/2054	25	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Irving Independent School District GO	5.000%	2/15/2041	45	47
[6]	Jarrell Independent School District GO	4.000%	2/15/2054	5	4
[6]	Judson Independent School District GO	4.000%	2/1/2049	55	47
[6]	Judson Independent School District GO	4.000%	2/1/2053	20	17
[6]	Katy Independent School District GO	4.000%	2/15/2047	25	22
[6]	Katy Independent School District GO	5.000%	2/15/2048	15	15
[6]	Keller TX Independent School District GO	4.000%	2/15/2047	20	17
[6]	Klein Independent School District GO	4.000%	8/1/2046	10	9
	Lake Travis Independent School District GO	4.000%	2/15/2048	60	53
[6]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	25	23
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	65	56
[6]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	25	25
[6]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	15	10
[6]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	15	15
[6]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	15	15
[6]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	15	12
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	50	44
[6]	Leander Independent School District GO	0.000%	8/16/2042	50	21
[6]	Leander Independent School District GO	5.000%	8/15/2049	15	15
[6]	Lewisville Independent School District GO	5.000%	8/15/2036	50	54
[6]	Lewisville Independent School District GO	5.000%	8/15/2043	50	51
[6]	Liberty Hill Independent School District GO	5.000%	2/1/2052	10	10
[6]	Liberty Hill Independent School District GO	5.000%	2/1/2055	15	15
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	25	20
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	50	41
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	20	20
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	25	25
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	40	40
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	10	10
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	15	15
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	15	16
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	15	15
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	15
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	15
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	25	22
[6]	Medina Valley Independent School District GO	4.000%	2/15/2053	15	13
[6]	Midland Independent School District GO	4.000%	2/15/2039	25	24
[6]	Midland Independent School District GO	5.000%	2/15/2047	25	25
[6]	New Braunfels Independent School District GO	2.750%	2/1/2049	10	6
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	25	21
[6]	New Caney Independent School District GO	4.000%	2/15/2049	50	43
[6]	New Caney Independent School District GO	5.000%	2/15/2053	40	40
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	125	109
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	10	8
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2060	20	16
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20	17
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	45	47
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	100	100
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	60	60
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	25	18
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	75	75
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	5	3
[6]	Northside Independent School District GO	2.375%	8/15/2051	50	29
[6]	Northwest Independent School District GO	5.000%	2/15/2048	75	75
[6]	Northwest Independent School District GO	5.000%	2/15/2049	25	25
[6]	Northwest Independent School District GO	5.000%	2/15/2055	10	10
[6]	Northwest Independent School District GO	5.250%	2/15/2055	50	52
[6]	Pasadena Independent School District GO	5.000%	2/15/2048	25	25
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	50	55
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	50	54
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	60	65
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	15	16
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	10	11
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	105	111
	Pflugerville Independent School District GO	5.000%	2/15/2048	100	100
	Pflugerville TX GO	4.125%	8/1/2053	20	17
	Pflugerville TX GO	5.000%	8/1/2053	30	30
	Plano Independent School District GO	5.000%	2/15/2037	80	86
	Plano Independent School District GO	5.000%	2/15/2043	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	95	83
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	50	50
[6]	Prosper Independent School District GO	4.000%	2/15/2047	75	66
[6]	Prosper Independent School District GO	5.000%	2/15/2047	25	25
[6]	Prosper Independent School District GO	4.000%	2/15/2052	50	42
[6]	Prosper Independent School District GO	4.000%	2/15/2053	40	34
[6]	Richardson Independent School District GO	4.000%	2/15/2046	20	18
[6]	Royse TX City Independent School District GO	5.000%	2/15/2048	50	50
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	25	22
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	20	18
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	50	42
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	40	40
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	10	10
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	25	26
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	60	62
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	75	75
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	15	15
[6]	San Antonio TX Independent School District GO	5.000%	8/15/2047	15	15
[6]	San Antonio TX Independent School District GO	5.000%	8/15/2052	15	15
	San Antonio Water System Water Revenue	5.000%	5/15/2039	60	64
	San Jacinto Community College District GO	4.000%	2/15/2041	30	27
	San Jacinto Community College District GO	4.000%	2/15/2046	50	43
[6]	Sanger Independent School District GO	4.000%	8/15/2052	25	21
	Seguin TX GO	5.250%	9/1/2058	50	51
	Seguin TX GO	5.500%	9/1/2059	50	52
[6]	Southwest Independent School District GO	5.000%	2/1/2046	55	56
	Spring Independent School District GO	4.000%	8/15/2052	50	43
	Tarrant County College District GO	4.000%	8/15/2042	25	23
	Tarrant Regional Water District Intergovernmental Agreement Revenue	4.250%	9/1/2055	40	35
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/2054	25	21
	Temple College GO	3.000%	7/1/2046	20	14
	Texas GO	5.000%	10/1/2036	75	75
	Texas GO	5.000%	10/1/2039	85	91
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	15	15
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	40	37
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	25	6
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	15	15
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	30	30
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	50	51
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	15	12
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	15	15
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	20	18
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	40	37
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	30	30
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	30	27
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	25	25
	Texas Water Development Board Water Revenue	4.000%	10/15/2047	65	55
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	35	32
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	10	10
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	40	34
	Texas Water Development Board Water Revenue	4.875%	10/15/2048	50	50
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	35	30
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	25	25
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	25	21
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	15	15
	Texas Water Development Board Water Revenue	2.750%	10/15/2053	35	22
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	50	50
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	40	36
[6]	Tyler Independent School District GO	4.000%	2/15/2047	65	57
	University of Houston College & University Revenue	5.000%	2/15/2042	50	51
	University of North Texas System College & University Revenue	4.000%	4/15/2050	20	17
[6]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	50	42
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	15	9
[6]	White Settlement Independent School District GO	5.000%	8/15/2055	5	5
[6]	Wichita Falls Independent School District GO	2.375%	2/1/2051	10	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	20	21
[6]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	25	26
[6]	Ysleta Independent School District GO	4.000%	8/15/2047	10	9
					8,618
Utah (0.8%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	40	42
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	45	47
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	25	26
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	40	41
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	30	30
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	15	15
	University of Utah College & University Revenue	5.250%	8/1/2053	25	26
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	65	68
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	35	35
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	15	16
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	85	91
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	35	38
					490
Virginia (1.7%)
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	120	120
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	4.000%	7/1/2055	15	12
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	4.000%	4/1/2050	15	13
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	5	5
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	10	9
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	35	29
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2055	50	43
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	55	46
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2060	20	17
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	25	25
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	125	126
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	15	15
	University of Virginia College & University Revenue	5.000%	4/1/2042	45	46
	University of Virginia College & University Revenue	2.180%	11/1/2051	50	28
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	35	31
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	45	39
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	10	10
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	55	58
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	25	23
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	25	23
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	75	75
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	10	9
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/2048	60	62
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	75	81
[2]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	10	10
[2]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	25	22
					977
Washington (3.5%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	50	54
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	25	22
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	95	101
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	90	96
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	15	16
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	60	64
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	35	36
	King County WA Sewer Revenue	4.000%	7/1/2039	60	57
	King County WA Sewer Revenue	4.000%	7/1/2045	35	30
	King County WA Sewer Revenue	5.000%	7/1/2049	125	124
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	50	51
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	30	26
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	15	15
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	15	15
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	75	78
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2054	15	15
	Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	30	31
	University of Washington College & University Revenue	5.000%	7/1/2041	45	47
	University of Washington College & University Revenue	3.125%	7/1/2042	40	31
	University of Washington College & University Revenue	5.250%	12/1/2046	60	60
	Washington GO	5.000%	2/1/2037	60	64
	Washington GO	5.000%	2/1/2037	25	28
	Washington GO	5.000%	8/1/2037	85	89
	Washington GO	5.000%	2/1/2038	20	22
	Washington GO	5.000%	8/1/2038	25	26
	Washington GO	5.000%	8/1/2038	60	64
	Washington GO	5.000%	8/1/2038	100	108
	Washington GO	5.000%	8/1/2038	15	16
	Washington GO	5.000%	2/1/2039	15	16
	Washington GO	5.000%	6/1/2039	50	52
	Washington GO	5.000%	8/1/2039	55	58
	Washington GO	5.000%	8/1/2039	20	21
	Washington GO	5.000%	8/1/2040	100	103
	Washington GO	5.000%	2/1/2041	70	72
	Washington GO	5.000%	2/1/2041	25	26
	Washington GO	5.000%	8/1/2042	50	51
	Washington GO	5.000%	8/1/2043	75	77
	Washington GO	5.000%	2/1/2045	10	10
	Washington GO	5.000%	2/1/2046	50	51
	Washington GO	5.000%	2/1/2046	25	26
	Washington GO	5.000%	8/1/2046	15	15
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	25	15
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	65	50
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	70	60
					2,099
West Virginia (0.1%)
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	50	42
Wisconsin (0.5%)
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	28	28
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	50	50
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	100	36
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	125	32
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	135	27
	Wisconsin GO	5.000%	5/1/2036	100	109
					282
Total Tax-Exempt Municipal Bonds (Cost $59,058)					58,590
				Shares
Temporary Cash Investments (0.6%)
Investment Company (0.6%)
[7]	Vanguard Municipal Low Duration Fund (Cost $347)	2.827%		34,626	346
Total Investments (99.5%) (Cost $59,405)					58,936
Other Assets and Liabilities—Net (0.5%)					322
Net Assets (100%)					59,258
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
6	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
7	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.

A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	58,590	—	58,590
Temporary Cash Investments	346	—	—	346
Total	346	58,590	—	58,936